Segment reporting (Tables)	6 Months Ended
Jun. 30, 2018
Segment reporting [Abstract]
Business Segment Information
	Collection & Cleaning Services	O&G	Landfills	Value Recovery	Corporate	Eliminations	Consolidated
June 30, 2018
Domestic customers	479,263	13,159	242,669	28,250	-	-	763,341
Inter-segment	(24,432)	-	(27,759)	(2,153)	-	-	(54,344)
Total revenue from services	454,831	13,159	214,910	26,097	-	-	708,997

Cost of services	(366,128)	(9,550)	(104,056)	(22,160)	(48,489)	55,357	(495,026)

Gross profit (loss)	88,703	3,609	110,854	3,937	(48,489)	55,357	213,971

Operating expenses, net
General and administrative expenses	(16,641)	(68)	(989)	(4,095)	(140,328)	152	(161,969)
Selling expenses, net	(1,047)	210	(4,561)	1,618	(6,284)	-	(10,064)
Share of profit of an associate	-	-	-	-	(579)	-	(579)
Other operating income (expenses), net	1,280	6	5,045	(1,452)	5,006	(1,167)	8,718
	(16,408)	148	(505)	(3,929)	(142,185)	(1,015)	(163,894)

(Loss) profit before finance income and costs	72,295	3,757	110,349	8	(190,674)	54,342	50,077

Finance expenses	15,080	(662)	(40,486)	(1,926)	(111,486)	-	(139,480)
Finance income	(1,752)	(88)	297	953	67,625	-	67,035

(Loss) profit before income and social contribution taxes	85,623	3,007	70,160	(965)	(234,535)	54,342	(22,368)

(-) Current income and social contribution taxes	(24,051)	-	(225)	(392)	(1,722)	-	(26,390)
(-) Deferred income and social contribution taxes	-	-	-	-	(84,527)	-	(84,527)

(Loss) profit for the period from continuing operations	61,572	3,007	69,935	(1,357)	(320,784)	54,342	(133,285)

Discontinued operations
Profit after tax for the year resulting from continuing operations	-	-	(5,109)	-	18,784	-	13,675

(Loss) profit for the period	61,572	3,007	64,826	(1,357)	(302,000)	54,342	(119,610)

	Collection & Cleaning Services	O&G	Landfills	Value Recovery	Corporate	Eliminations	Consolidated
June 30, 2017 (Restated)
Domestic customers	433,902	19,700	239,321	24,029	-	-	716,952
Inter-segment	(8,085)	(331)	(36,732)	(399)	-	-	(45,547)
Total revenue from services	425,817	19,369	202,589	23,630	-	-	671,405

Cost of services	(328,872)	(10,874)	(125,030)	(16,836)	(38,478)	41,916	(478,174)

Gross profit (loss)	96,945	8,495	77,559	6,794	(38,478)	41,916	193,231

Operating expenses, net
General and administrative expenses	(25,335)	(278)	(1,429)	(155)	(128,423)	(13,576)	(169,196)
Selling expenses, net	7,227	-	(891)	-	-	-	6,336
Share of profit of an associate	1,660	-	(862)	1,540	-	-	2,338
Other operating income (expenses), net	(57)	(37)	2,320	(152)	9,693	-	11,768
	(16,504)	(315)	(862)	1,233	(118,730)	(13,576)	(148,754)

(Loss) profit before finance income and costs	80,441	8,180	76,697	8,027	(157,208)	28,340	44,477

Finance expenses	(16,489)	(4,698)	(475)	(622)	(301,868)	-	(324,152)
Finance income	3,772	-	160	90	1,748	-	5,770

(Loss) profit before income and social contribution taxes	67,724	3,482	76,382	7,495	(457,328)	28,340	(273,905)

Current income and social contribution taxes	-	-	-	-	(4,279)	-	(4,279)
Deferred income and social contribution taxes	-	-	-	-	381,558	-	381,558

(Loss) profit for the period from continuing operations	67,724	3,482	76,382	7,495	(80,049)	28,340	103,374

Discontinued operations
Profit after income and social contribution taxes for the period resulting from discontinued operations	-	-	1,935	-	-	-	1,935

(Loss) profit for the period	67,724	3,482	78,317	7,495	(80,049)	28,340	105,309